Income Taxes (Operating Loss Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 9.0	$ 8.4